            ==========================================

            MITCHELL HUTCHINS

            PORTFOLIOS

            o  AGGRESSIVE PORTFOLIO
            o  MODERATE PORTFOLIO
            o  CONSERVATIVE PORTFOLIO

                                         ANNUAL REPORT

            MAY 31, 1999

MITCHELL HUTCHINS PORTFOLIOS                                       ANNUAL REPORT

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

PERFORMANCE AT A GLANCE
================================================================================

      Comparison of the change of a $10,000 investment in Mitchell Hutchins Portfolios, the Lehman Brothers Government/Corporate Bond Index and the S&P 500 Index, for the period beginning on February 28, 1998 and ending on May 31, 1999.

                               [GRAPHIC OMITTED]

Past performance is no guarantee of future performance.

The performance of the classes vary based on the difference in sales charges and fees paid by shareholders in different classes.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS,(1) PERIODS ENDED 5/31/99
--------------------------------------------------------------------------------
      Aggressive Portfolio

                                                      1 Year        Life(o)
--------------------------------------------------------------------------------
                                      Class A*        -1.57%        1.75%
                                      Class B**       -2.32%        1.01%
                 Before Deducting     Class C+        -2.32%        1.01%
             Maximum Sales Charge     Class Y++       -1.33%        2.00%
--------------------------------------------------------------------------------
                                      Class A*        -5.99%       -1.91%
                  After Deducting     Class B**       -7.14%       -2.97%
             Maximum Sales Charge     Class C+        -3.29%        1.01%
--------------------------------------------------------------------------------

(o) Life: since commencement of issuance on February 24, 1998 for Class A, Class B, Class C and Class Y shares.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Total return consists of the change in net asset value with dividends reinvested. Total return may be lower for shareowners who purchased or redeemed Fund shares during the period.

--------------------------------------------------------------------------------
The graphs depict the performance of Mitchell Hutchins Aggressive, Moderate and Conservative Portfolios versus the Lehman Brothers Government/Corporate Bond Index and the S&P 500 Index. It is important to note that the Mitchell Hutchins Portfolios are professionally managed, while the Indexes are not available for investment and are unmanaged. The comparisons are shown for illustrative purposes only.

ANNUAL REPORT

MITCHELL HUTCHINS MODERATE PORTFOLIO

PERFORMANCE AT A GLANCE
================================================================================

      Comparison of the change of a $10,000 investment in Mitchell Hutchins Portfolios, the Lehman Brothers Government/Corporate Bond Index and the S&P 500 Index, for the period beginning on February 28, 1998 and ending on May 31, 1999.

                               [GRAPHIC OMITTED]

Past performance is no guarantee of future performance.

The performance of the classes vary based on the difference in sales charges and fees paid by shareholders in different classes.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS,(1) PERIODS ENDED 5/31/99
--------------------------------------------------------------------------------
      Moderate Portfolio

                                                        1 Year         Life(o)
--------------------------------------------------------------------------------
                                       Class A*          1.85%          4.21%
                                       Class B**         1.14%          3.44%
                Before Deducting       Class C+          1.11%          3.42%
            Maximum Sales Charge       Class Y++         2.08%          4.46%
--------------------------------------------------------------------------------
                                       Class A*         -2.74%          0.48%
                 After Deducting       Class B**        -3.81%         -0.49%
            Maximum Sales Charge       Class C+          0.12%          3.42%
--------------------------------------------------------------------------------

(o) Life: since commencement of issuance on February 24, 1998 for Class A, Class B, Class C and Class Y shares.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Total return consists of the change in net asset value with dividends reinvested. Total return may be lower for shareowners who purchased or redeemed Fund shares during the period.

--------------------------------------------------------------------------------
The graphs depict the performance of Mitchell Hutchins Aggressive, Moderate and Conservative Portfolios versus the Lehman Brothers Government/Corporate Bond Index and the S&P 500 Index. It is important to note that the Mitchell Hutchins Portfolios are professionally managed, while the Indexes are not available for investment and are unmanaged. The comparisons are shown for illustrative purposes only.

MITCHELL HUTCHINS PORTFOLIOS                                       ANNUAL REPORT

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

PERFORMANCE AT A GLANCE
================================================================================

      Comparison of the change of a $10,000 investment in Mitchell Hutchins Portfolios, the Lehman Brothers Government/Corporate Bond Index and the S&P 500 Index, for the period beginning on February 28, 1998 and ending on May 31, 1999.

                               [GRAPHIC OMITTED]

Past performance is no guarantee of future performance.

The performance of the classes vary based on the difference in sales charges and fees paid by shareholders in different classes.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS,(1) PERIODS ENDED 5/31/99
--------------------------------------------------------------------------------
      Conservative Portfolio

                                                       1 Year         Life(o)
--------------------------------------------------------------------------------
                                        Class A*        5.38%          6.27%
                                        Class B**       4.51%          5.44%
                Before Deducting        Class C+        4.77%          5.71%
            Maximum Sales Charge        Class Y++       5.61%          6.52%
--------------------------------------------------------------------------------
                                        Class A*        0.67%          2.46%
                 After Deducting        Class B**      -0.49%          1.52%
            Maximum Sales Charge        Class C+        4.02%          5.71%
--------------------------------------------------------------------------------

(o) Life: since commencement of issuance on February 24, 1998 for Class A, Class B, Class C and Class Y shares.

* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Total return consists of the change in net asset value with dividends reinvested. Total return may be lower for shareowners who purchased or redeemed Fund shares during the period.

--------------------------------------------------------------------------------
The graphs depict the performance of Mitchell Hutchins Aggressive, Moderate and Conservative Portfolios versus the Lehman Brothers Government/Corporate Bond Index and the S&P 500 Index. It is important to note that the Mitchell Hutchins Portfolios are professionally managed, while the Indexes are not available for investment and are unmanaged. The comparisons are shown for illustrative purposes only.

ANNUAL REPORT

--------------------------------------------------------------------------------
MITCHELL HUTCHINS
PORTFOLIOS
PROFILES

> Goal:
  Aggressive--long-term capital growth
  Moderate--total return
  Conservative-- income; secondarily, capital growth

> Portfolio Managers:
  T. Kirkham Barneby,
  Mark Tincher,
  Dennis McCauley,
  Mitchell Hutchins Asset Management Inc.

> Total Net Assets as of May 31, 1999:
  Aggressive--$6.1 million
  Moderate--$14.5 million
  Conservative--$4.7 million
--------------------------------------------------------------------------------

                                                                   July 15, 1999

Dear Shareholder,

We are pleased to present you with the annual report for the Mitchell Hutchins Portfolios, covering the Portfolios' fiscal year ended May 31, 1999.

MARKET OVERVIEW
================================================================================

[GRAPHIC OMITTED] Russia's currency crisis in August 1998 brought the stock market down sharply as investors around the world fled stocks and sought the safety of U.S. Treasury securities. Only a narrow slice of the stock market retained favor with investors--the largest of the large-capitalization companies, which were perceived as strong enough financially to weather the crisis. Almost all other stocks suffered declines: mid caps, small caps and value stocks all trailed the large-cap growth stocks. Prices began to recover in the second half of the fiscal year, but endured considerable volatility along the way. For the fiscal year ended May 31, 1999, the S&P 500 Index gained 21.03%.

The dominance of growth stocks that characterized 1998 reversed dramatically beginning in April 1999. Value stock prices climbed steeply and growth stocks fell sharply between mid-April and mid-May. Much of the resurgence in value stocks, however, occurred among basic-industry, commodity-driven companies such as aluminum, steel and copper producers. Earnings increases at such companies depend on sustained inflation, which we do not foresee except for oil prices. Nonetheless, investors seem interested in venturing beyond the "nifty 20" stocks that have driven the market for the past 18 months. We look for the recovery of value stocks to broaden into sectors with more sustainable earnings as the second half of the year unfolds.

OUTLOOK

Our 1999 expectations call for economic growth (real gross domestic product) of about 3.5%, inflation in the 2.0-2.5% range and corporate earnings growth of 7-9%. Our outlook is more cautious over the near term, however. We are concerned that long bond yields above 6% may lead to a correction. We expect stocks to remain in a "trading range"--a fairly narrow band of ups and downs--as market growth adjusts to better corporate earnings.

* Weightings represent percentages of portfolio assets as of May 31, 1999. The Portfolios and the underlying mutual funds are actively managed and their composition will vary over time. For allocation purposes, the PaineWebber Cashfund is included in the bond component.

MITCHELL HUTCHINS PORTFOLIOS                                       ANNUAL REPORT

PORTFOLIO HIGHLIGHTS
================================================================================

[GRAPHIC OMITTED] As the second half of the fiscal year got under way, all three Portfolios were positioned with above-target exposures to stocks. The high stock weightings were beneficial to the Portfolios during the year-end rally in the stock market. We shifted all three Portfolios back on target in January 1999 and kept them on target until the end of May. At the end of the fiscal year we increased stock exposures slightly above target.

We also shifted fund sub-allocations within the stock and bond allocations during the last six months. Among the most significant changes was an increased exposure to global stock markets in the Moderate and Aggressive Portfolios as those markets began to stabilize. As interest rates began to rise, we shortened the average maturity of the bond allocations for all three Portfolios. Additionally, we shifted the Portfolios' bond allocations toward global and U.S. corporate bonds. At fiscal year-end we shifted the Portfolios' bond allocations back toward Treasurys and slightly increased average maturity.

-----------------------------------------------
MITCHELL HUTCHINS PORTFOLIOS--FUND ALLOCATIONS*
---------------------------------------------------------------------------------------------
                                                          Aggressive   Moderate  Conservative
---------------------------------------------------------------------------------------------
Stock Funds           PaineWebber Global Equity Fund         14.8%        9.9%        0.0%
                      PaineWebber Growth Fund                 9.9         9.9         0.0
                      PaineWebber Growth and Income Fund     29.4        29.7        20.0
                      PaineWebber Small Cap Fund             25.9        10.5         0.0
---------------------------------------------------------------------------------------------
Bond Funds            PaineWebber Global Income Fund          4.9         9.8         9.9
                      PaineWebber High Income Fund            5.2         5.2         0.0
                      PaineWebber Investment Grade
                        Income Fund                           4.9         7.5         5.0
                      PaineWebber Low Duration
                        U.S. Gov't Income Fund                0.0        10.0        35.2
                      PaineWebber U.S. Government
                        Income Fund                           0.0         2.5        20.0
---------------------------------------------------------------------------------------------
Money Market Fund    PaineWebber Cashfund, Inc.               5.0         5.0         9.9
---------------------------------------------------------------------------------------------
Total                                                       100.0       100.0       100.0
---------------------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of May 31, 1999. The Portfolios and the underlying mutual funds are actively managed and their composition will vary over time.

ANNUAL REPORT

================================================================================

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on the Mitchell Hutchins Portfolios or any of the funds in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander

MARGO ALEXANDER
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.


/s/ Brian M. Storms

BRIAN M. STORMS
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.


/s/ Dennis L. McCauley

DENNIS L. MCCAULEY
Managing Director and Chief Investment
  Officer--Fixed Income
Mitchell Hutchins Asset Management Inc.
Manager of the Portfolios


/s/ T. Kirkham Barneby

T. KIRKHAM BARNEBY
Managing Director and Chief Investment
  Officer--Quantitative Investments
Mitchell Hutchins Asset Management Inc.
Manager of the Portfolios


/s/ Mark A. Tincher

MARK A. TINCHER
Managing Director and Chief Investment
   Officer--Equities
Mitchell Hutchins Asset Management Inc.
Manager of the Portfolios

This letter is intended to assist shareholders in understanding how the Portfolios performed during the fiscal year ended May 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MITCHELL HUTCHINS PORTFOLIOS

PERFORMANCE RESULTS (unaudited)

Aggressive Portfolio

                                           Net Asset Value                                       Total Return(1)
                           -----------------------------------------------           ------------------------------------
                           05/31/99            11/30/98            05/31/98            12 Months              6 Months
                                                                                     Ended 05/31/99        Ended 05/31/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares             $ 12.57             $ 12.35             $ 12.98               (1.57)%                3.45%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares               12.50               12.28               12.96               (2.32)                 3.09
---------------------------------------------------------------------------------------------------------------------------
Class C Shares               12.52               12.28               12.96               (2.32)                 3.09
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 12.78                  --             $0.2097                  2.24%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          12.78               12.57                  --                  --                 (1.64)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.2097
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  2.21%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 12.75                  --             $0.1627                  2.00%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          12.75               12.50                  --                  --                 (1.96)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.1627
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  1.28%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 12.77                  --             $0.1420                  2.16%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          12.77               12.52                  --                  --                 (1.96)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.1420
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  1.27%
---------------------------------------------------------------------------------------------------------------------------

Moderate Portfolio

                                           Net Asset Value                                       Total Return(1)
                           -----------------------------------------------           ------------------------------------
                           05/31/99            11/30/98            05/31/98            12 Months              6 Months
                                                                                     Ended 05/31/99        Ended 05/31/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares             $ 12.81             $ 12.54             $ 12.93                1.85%                 3.94%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares               12.77               12.51               12.90                1.14                  3.50
---------------------------------------------------------------------------------------------------------------------------
Class C Shares               12.77               12.51               12.90                1.11                  3.50
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 12.99                  --             $0.1804                  5.00%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          12.99               12.81                  --              0.2929                 (0.94)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.4733
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  5.35%
---------------------------------------------------------------------------------------------------------------------------

+     Commencement of Operations.

(1) Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

(2)   Certain distributions may contain short-term capital gains.

The data above represents past performance of the Mitchell Hutchins Portfolios shares, which is no guarantee of future results. The principal value of an investment in the Mitchell Hutchins Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS PORTFOLIOS

PERFORMANCE RESULTS (unaudited) (concluded)

Moderate Portfolio (concluded)
Performance Summary Class B Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 12.97                  --             $0.1476                  4.55%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          12.97               12.77                  --              0.2153                 (1.27)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.3629
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  4.38%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 12.97                  --             $0.1446                  4.53%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          12.97               12.77                  --              0.2118                 (1.25)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.3564
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  4.35%
---------------------------------------------------------------------------------------------------------------------------

Conservative Portfolio

                                           Net Asset Value                                       Total Return(1)
                           -----------------------------------------------           ------------------------------------
                           05/31/99            11/30/98            05/31/98            12 Months              6 Months
                                                                                     Ended 05/31/99        Ended 05/31/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares             $ 12.97             $ 13.08             $ 12.81                5.38%                 1.57%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares               12.92               13.04               12.79                4.51                  1.11
---------------------------------------------------------------------------------------------------------------------------
Class C Shares               12.94               13.05               12.80                4.77                  1.30
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 13.22                  --             $0.4236                  7.47%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          13.22               12.97                  --              0.0984                 (1.15)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.5220
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  8.00%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 13.18                  --             $0.3642                  6.89%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          13.18               12.92                  --              0.0776                 (1.39)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.4418
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  6.93%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                Net Asset Value
                           ---------------------------           Capital Gains        Dividends                 Total
Period Covered            Beginning             Ending            Distributed           Paid(2)               Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98       $ 12.50             $ 13.21                  --             $0.3807                  7.20%
---------------------------------------------------------------------------------------------------------------------------
01/01/99 - 05/31/99          13.21               12.94                  --              0.0845                 (1.41)
---------------------------------------------------------------------------------------------------------------------------
                                                         Total:         --             $0.4652
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return as of 05/31/99:  7.28%
---------------------------------------------------------------------------------------------------------------------------

+     Commencement of Operations.

(1) Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

(2)   Certain distributions may contain short-term capital gains.

Note: The Mitchell Hutchins Portfolios offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended May 31, 1999, Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio Class Y shares had a total return of (1.33)%, 2.08% and 5.61%, respectively. Also, since inception, February 24, 1998 through May 31, 1999, Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio Class Y shares had a total return of 2.54%, 5.68% and 8.32%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Mitchell Hutchins Portfolios shares, which is no guarantee of future results. The principal value of an investment in the Mitchell Hutchins Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS                                            MAY 31, 1999

Number of
 Shares                                                                  Value
---------                                                             ----------

Stock Mutual Funds--78.48%
   50,332  PaineWebber Global Equity Fund ..........................  $  886,842
   55,026  PaineWebber Growth and Income Fund ......................   1,761,373
   21,280  PaineWebber Growth Fund .................................     591,161
  147,615  PaineWebber Small Cap Fund ..............................   1,547,008
                                                                      ----------
                                                                       4,786,384
                                                                      ----------
Bond Mutual Funds--14.69%
   29,207  PaineWebber Global Income Fund ..........................     291,483
   47,128  PaineWebber High Income Fund ............................     309,163
   28,730  PaineWebber Investment Grade Income Fund ................     295,633
                                                                      ----------
                                                                         896,279
                                                                      ----------
Money Market Fund--4.88%
  297,741  PaineWebber Cashfund, Inc. ..............................     297,741
                                                                      ----------

Total Investments (cost--$5,987,781)--98.05% .......................   5,980,404
Other assets in excess of liabilities--1.95% .......................     118,743
                                                                      ----------
Net Assets--100.00% ................................................  $6,099,147
                                                                      ==========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS                                            MAY 31, 1999

Number of
 Shares                                                                 Value
---------                                                            -----------

Stock Mutual Funds--59.56%
   81,043  PaineWebber Global Equity Fund .......................... $ 1,427,985
  133,162  PaineWebber Growth and Income Fund ......................   4,262,507
   51,375  PaineWebber Growth Fund .................................   1,427,210
  143,213  PaineWebber Small Cap Fund ..............................   1,500,868
                                                                     -----------
                                                                       8,618,570
                                                                     -----------
Bond Mutual Funds--34.65%
  141,224  PaineWebber Global Income Fund ..........................   1,409,420
  114,009  PaineWebber High Income Fund ............................     747,898
  104,114  PaineWebber Investment Grade Income Fund ................   1,071,334
  611,213  PaineWebber Low Duration U.S. Government Income Fund ....   1,430,237
   40,562  PaineWebber U.S. Government Income Fund .................     356,133
                                                                     -----------
                                                                       5,015,022
                                                                     -----------
Money Market Fund--4.96%
  718,317  PaineWebber Cashfund, Inc. ..............................     718,317
                                                                     -----------

Total Investments (cost--$14,149,358)--99.17% ......................  14,351,909
Other assets in excess of liabilities--0.83% .......................     119,872
                                                                     -----------
Net Assets--100.00% ................................................ $14,471,781
                                                                     ===========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS                                            MAY 31, 1999

Number of
 Shares                                                                  Value
---------                                                             ----------

Stock Mutual Fund--19.13%
   28,292  PaineWebber Growth and Income Fund ......................  $  905,642
                                                                      ----------

Bond Mutual Funds--67.22%
   45,026  PaineWebber Global Income Fund ..........................     449,363
   22,132  PaineWebber Investment Grade Income Fund ................     227,740
  682,104  PaineWebber Low Duration U.S. Government Income Fund ....   1,596,122
  103,463  PaineWebber U.S. Government Income Fund .................     908,402
                                                                      ----------
                                                                       3,181,627
                                                                      ----------

Money Market Fund--9.53%
  451,321  PaineWebber Cashfund, Inc. ..............................     451,321
                                                                      ----------

Total Investments (cost--$4,570,452)--95.88% .......................   4,538,590
Other assets in excess of liabilities--4.12% .......................     194,844
                                                                      ----------
Net Assets--100.00% ................................................  $4,733,434
                                                                      ==========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES                                 MAY 31, 1999

                                                                             Aggressive          Moderate      Conservative
                                                                              Portfolio         Portfolio        Portfolio
                                                                             -----------      ------------     ------------
Assets
Investments in Underlying Funds, at value (cost--$5,987,781,
     $14,149,358 and $4,570,452, respectively) .........................     $ 5,980,404      $ 14,351,909      $ 4,538,590
Cash ...................................................................          24,524             7,139           34,066
Receivable for investments sold ........................................             593             2,730           64,566
Receivable from affiliate ..............................................          19,670            23,210           15,042
Receivable for shares of beneficial interest sold ......................           1,432             6,251               --
Dividends receivable ...................................................           1,098             4,940            3,089
Deferred organizational expenses .......................................          67,313            67,313           67,313
Other assets ...........................................................          10,250            15,415           11,405
                                                                             -----------      ------------      -----------
Total assets ...........................................................       6,105,284        14,478,907        4,734,071
                                                                             -----------      ------------      -----------
Liabilities
Payable for investments purchased ......................................           1,432             6,251               --
Accrued expenses and other liabilities .................................           4,705               875              637
                                                                             -----------      ------------      -----------
Total liabilities ......................................................           6,137             7,126              637
                                                                             -----------      ------------      -----------

Net Assets
Beneficial interest--$0.001 par value (unlimited number authorized) ....       6,362,543        14,342,820        4,672,676
Undistributed net investment income ....................................           1,315            49,818           33,605
Accumulated net realized gains (losses) from investment transactions ...        (257,334)         (123,408)          59,015
Net unrealized appreciation (depreciation) of investments ..............          (7,377)          202,551          (31,862)
                                                                             -----------      ------------      -----------
Net assets .............................................................     $ 6,099,147      $ 14,471,781      $ 4,733,434
                                                                             ===========      ============      ===========

Class A:
Net assets .............................................................     $ 1,626,379      $  2,168,938      $   716,613
                                                                             -----------      ------------      -----------
Shares outstanding .....................................................         129,378           169,252           55,271
                                                                             -----------      ------------      -----------
Net asset value and redemption price per share .........................     $     12.57      $      12.81      $     12.97
                                                                             ===========      ============      ===========
Maximum offering price per share (net asset value plus sales charge
     of 4.50%, 4.50% and 4.00% of offering price, respectively) ........     $     13.16      $      13.41      $     13.51
                                                                             ===========      ============      ===========

Class B:
Net assets .............................................................     $ 2,056,661      $  6,532,159      $ 3,188,782
                                                                             -----------      ------------      -----------
Shares outstanding .....................................................         164,490           511,375          246,722
                                                                             -----------      ------------      -----------
Net asset value and offering price per share ...........................     $     12.50      $      12.77      $     12.92
                                                                             ===========      ============      ===========

Class C:
Net assets .............................................................     $ 2,405,853      $  5,758,062      $   822,624
Shares outstanding .....................................................         192,087           450,742           63,552
Net asset value and offering price per share ...........................     $     12.52      $      12.77      $     12.94

Class Y:
Net assets .............................................................     $    10,254      $     12,622      $     5,415
                                                                             -----------      ------------      -----------
Shares outstanding .....................................................             814               984              417
                                                                             -----------      ------------      -----------
Net asset value, offering price and redemption value per share .........     $     12.59      $      12.82      $     12.98
                                                                             ===========      ============      ===========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS PORTFOLIOS

STATEMENT OF OPERATIONS

                                                                                      For the Year Ended May 31, 1999
                                                                                 -----------------------------------------
                                                                                 Aggressive       Moderate    Conservative
                                                                                  Portfolio      Portfolio      Portfolio
                                                                                 ----------      ---------    ------------
Investment income:

Dividends from Underlying Funds .............................................     $ 110,897      $ 323,181      $ 174,401
                                                                                  ---------      ---------      ---------
Expenses:

Federal and state registration ..............................................       123,655        118,009        105,258
Legal and audit .............................................................        40,239         42,104         39,450
Investment advisory and administration ......................................        20,903         39,597         13,968
Service fees--Class A .......................................................         4,478          4,816          1,619
Service and distribution fees--Class B ......................................        19,521         53,778         26,620
Service and distribution fees--Class C ......................................        22,195         39,979          5,079
Amortization of organizational expenses .....................................        18,002         18,002         18,002
Trustees' fees ..............................................................        10,500         10,500         10,500
Transfer agency and service  fees ...........................................         9,000         10,149          9,000
Reports and notices to shareholders .........................................         7,046         18,482          5,812
Custody and accounting ......................................................         1,792          3,377          1,290
Other expenses ..............................................................        25,199         12,531         28,223
                                                                                  ---------      ---------      ---------
                                                                                    302,530        371,324        264,821
Less: Fee waivers and expense reimbursements from adviser/Underlying Funds ..      (256,336)      (272,751)      (231,503)
                                                                                  ---------      ---------      ---------
Net expenses ................................................................        46,194         98,573         33,318
                                                                                  ---------      ---------      ---------
Net investment income .......................................................        64,703        224,608        141,083
                                                                                  ---------      ---------      ---------
Realized and unrealized gains (losses) from investment activities:

Net realized gains (losses) from:
  Investment transactions ...................................................      (614,712)      (594,649)         3,647
  Capital gains distributions from Underlying Funds .........................       365,211        491,230         64,443
Net change in unrealized appreciation (depreciation) of investments .........        70,480        245,743        (31,919)
                                                                                  ---------      ---------      ---------
Net realized and unrealized gains (losses) from investment activities .......      (179,021)       142,324         36,171
                                                                                  ---------      ---------      ---------
Net increase (decrease) in net assets resulting from operations .............     $(114,318)     $ 366,932      $ 177,254
                                                                                  =========      =========      =========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                     For the Period
                                                                                                      For the Year     February 24,
                                                                                                         Ended        1998+ through
                                                                                                      May 31, 1999    May 31, 1998
                                                                                                      ------------   --------------
From operations:

Net investment income .............................................................................    $    64,703     $     6,928
Net realized gains (losses) from investment transactions and distributions from Underlying Funds ..       (249,501)         10,060
Net change in unrealized appreciation (depreciation) of investments ...............................         70,480         (77,857)
                                                                                                       -----------     -----------
Net decrease in net assets resulting from operations ..............................................       (114,318)        (60,869)
                                                                                                       -----------     -----------

Dividends and distributions to shareholders from:

Net investment income--Class A ....................................................................        (24,252)             --
Net investment income--Class B ....................................................................        (18,876)             --
Net investment income--Class C ....................................................................        (14,463)             --
Net investment income--Class Y ....................................................................           (137)             --
Net realized gains from investment transactions--Class A ..........................................         (9,472)             --
Net realized gains from investment transactions--Class B ..........................................        (10,711)             --
Net realized gains from investment transactions--Class C ..........................................        (10,251)             --
Net realized gains from investment transactions--Class Y ..........................................            (47)             --
                                                                                                       -----------     -----------
Total dividends and distributions to shareholders .................................................        (88,209)             --
                                                                                                       -----------     -----------

From beneficial interest transactions:

Net proceeds from the sale of shares ..............................................................      4,324,175       5,869,254
Cost of shares repurchased ........................................................................     (3,224,665)       (728,121)
Proceeds from dividends reinvested ................................................................         81,900              --
                                                                                                       -----------     -----------
Net increase in net assets from beneficial interest transactions ..................................      1,181,410       5,141,133
                                                                                                       -----------     -----------
Net increase in net assets ........................................................................        978,883       5,080,264

Net assets:

Beginning of period ...............................................................................      5,120,264          40,000
                                                                                                       -----------     -----------
End of period (including undistributed net investment income of $1,315 and $6,928, respectively) ..    $ 6,099,147     $ 5,120,264
                                                                                                       ===========     ===========

----------
+ Commencement of operations.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                     For the Period
                                                                                                      For the Year     February 24,
                                                                                                         Ended        1998+ through
                                                                                                      May 31, 1999    May 31, 1998
                                                                                                      ------------   --------------
From operations:

Net investment income ............................................................................... $    224,608     $    26,759
Net realized gains (losses) from investment transactions and distributions from Underlying Funds ....     (103,419)         32,878
Net change in unrealized appreciation (depreciation) of investments .................................      245,743         (43,192)
                                                                                                      ------------     -----------
Net increase in net assets resulting from operations ................................................      366,932          16,445
                                                                                                      ------------     -----------

Dividends and distributions to shareholders from:

Net investment income--Class A ......................................................................      (45,533)             --
Net investment income--Class B ......................................................................      (91,733)             --
Net investment income--Class C ......................................................................      (63,927)             --
Net investment income--Class Y ......................................................................         (311)             --
Net realized gains from investment transactions--Class A ............................................       (8,309)             --
Net realized gains from investment transactions--Class B ............................................      (27,305)             --
Net realized gains from investment transactions--Class C ............................................      (17,244)             --
Net realized gains from investment transactions--Class Y ............................................          (54)             --
                                                                                                      ------------     -----------
Total dividends and distributions to shareholders ...................................................     (254,416)             --
                                                                                                      ------------     -----------

From beneficial interest transactions:

Net proceeds from the sale of shares ................................................................   11,354,186       8,439,503
Cost of shares repurchased ..........................................................................   (4,683,813)     (1,051,025)
Proceeds from dividends reinvested ..................................................................      243,969              --
                                                                                                      ------------     -----------
Net increase in net assets from beneficial interest transactions ....................................    6,914,342       7,388,478
                                                                                                      ------------     -----------
Net increase in net assets ..........................................................................    7,026,858       7,404,923

Net assets:

Beginning of period .................................................................................    7,444,923          40,000
                                                                                                      ------------     -----------
End of period (including undistributed net investment income of $49,818 and $26,759, respectively) .. $ 14,471,781     $ 7,444,923
                                                                                                      ============     ===========

----------
+ Commencement of operations.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    For the Period
                                                                                                      For the Year    February 24,
                                                                                                         Ended       1998+ through
                                                                                                      May 31, 1999   May 31, 1998
                                                                                                      ------------  --------------
From operations:

Net investment income ..............................................................................   $   141,083    $    16,651
Net realized gains from investment transactions and distributions from Underlying Funds ............        68,090          6,323
Net change in unrealized appreciation (depreciation) of investments ................................       (31,919)            57
                                                                                                       -----------    -----------
Net increase in net assets resulting from operations ...............................................       177,254         23,031
                                                                                                       -----------    -----------

Dividends and distributions to shareholders from:

Net investment income--Class A .....................................................................       (22,766)            --
Net investment income--Class B .....................................................................       (79,913)            --
Net investment income--Class C .....................................................................       (21,245)            --
Net investment income--Class Y .....................................................................          (205)            --
Net realized gains from investment transactions--Class A ...........................................        (2,184)            --
Net realized gains from investment transactions--Class B ...........................................       (10,673)            --
Net realized gains from investment transactions--Class C ...........................................        (2,522)            --
Net realized gains from investment transactions--Class Y ...........................................           (19)            --
                                                                                                       -----------    -----------
Total dividends and distributions to shareholders ..................................................      (139,527)            --
                                                                                                       -----------    -----------

From beneficial interest transactions:

Net proceeds from the sale of shares ...............................................................     3,052,884      2,749,388
Cost of shares repurchased .........................................................................    (1,137,196)      (117,062)
Proceeds from dividends reinvested .................................................................       104,662             --
                                                                                                       -----------    -----------
Net increase in net assets from beneficial interest transactions ...................................     2,020,350      2,632,326
                                                                                                       -----------    -----------

Net increase in net assets .........................................................................     2,058,077      2,655,357

Net assets:

Beginning of period ................................................................................     2,675,357         20,000
                                                                                                       -----------    -----------

End of period (including undistributed net investment income of $33,605 and $16,651, respectively)..   $ 4,733,434    $ 2,675,357
                                                                                                       ===========    ===========

----------
+ Commencement of operations.

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Mitchell Hutchins Aggressive Portfolio ("Aggressive Portfolio"), Mitchell Hutchins Moderate Portfolio ("Moderate Portfolio") and Mitchell Hutchins Conservative Portfolio ("Conservative Portfolio") (collectively the "Portfolios") are each a diversified series of Mitchell Hutchins Portfolios (the "Trust"), an open-end management investment company organized as a Delaware business trust on August 20, 1997. Prior to commencement of operations on February 24, 1998, the Portfolios had no activity other than the sale of shares on December 29, 1997 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), as follows:

                                                       Aggressive   Moderate  Conservative
                                                        Portfolio  Portfolio    Portfolio
                                                       ----------  ---------  ------------
Class A
Shares sold 800, 800 and 400, respectively ..........    $10,000    $10,000      $5,000

Class B
Shares sold 800, 800 and 400, respectively ..........     10,000     10,000       5,000

Class C
Shares sold 800, 800 and 400, respectively ..........     10,000     10,000       5,000

Class Y
Shares sold 800, 800 and 400, respectively ..........     10,000     10,000       5,000

The Portfolios invest solely in shares of other funds within the PaineWebber Group of Funds (the "Underlying Funds").

      Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized using the straight-line method over a period not to exceed sixty months from the commencement of operations. If any initial shares are redeemed by Mitchell Hutchins during the amortization period, the redemption proceeds shall be reduced by the pro rata portion of unamortized organizational expenses which the number of shares redeemed bears to the number of initial shares then outstanding.

      Currently, each Portfolio offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the assets of the applicable Portfolio. The classes are identical except for differences in the sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. There is no distribution plan with respect to the Portfolios' Class Y shares.

      The preparation of financial statements in accordance with generally accepted accounting principles requires the Portfolios' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Valuation of Investments--The net asset value of a Portfolio's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each business day. Each Portfolio's net asset value per share is determined by dividing the value of the Underlying Funds held plus any cash or other assets, minus all liabilities, by the total number of Portfolio shares outstanding. The value of each Underlying Fund will be its net asset value at the time of computation.

      Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income and long term capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Short-term capital gains distributions

NOTES TO FINANCIAL STATEMENTS

from Underlying Funds are recorded as dividend income. Long term capital gains distributions from Underlying Funds are recorded as realized gains.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

      Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on the tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT RISK

      All the Portfolios hold shares of Underlying Funds that invest in equity securities, although the specific Underlying Funds and the percentage of a Portfolio's assets invested in each Underlying Fund varies. Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility.

      All Portfolios hold shares of Underlying Funds that invest in bonds, although the specific Underlying Funds and the percentage of a Portfolio's assets invested in each Underlying Fund varies. Bonds are subject to interest rate and credit risk. Interest rate risk is the risk that the interest rates will rise and as a result bond prices will fall, lowering the value of the Underlying Fund's investments. Credit risk is the risk that the issuer or guarantor may be unable or unwilling to pay interest or repay principal on the bond. Some Underlying Funds may invest in bonds rated below investment grade, which are subject to greater risks of default or price fluctuation than investment grade bonds and are considered predominantly speculative.

      Some Underlying Funds are subject to the special risks of investing in foreign equity securities or foreign bonds, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economics and markets. These risks are greater with respect to securities of issuers located in emerging markets.

      Each Underlying Fund (other than PaineWebber Cashfund, Inc.) may use derivatives, such as options, futures contracts, foreign currency contracts, swaps and similar instruments, in its investment activities. Each type of derivative instrument presents its own special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

      The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolios. In accordance with the Advisory Contract, each Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of each Portfolio's average daily net assets. For the year ended May 31, 1999, Mitchell Hutchins waived their entire fee. In addition, Mitchell Hutchins reimbursed other expenses of $223,181, $216,401 and $216,652, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the year ended May 31, 1999. At May 31, 1999, Mitchell Hutchins owed $7,418, $6,457 and $14,159, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the other expenses reimbursed.

NOTES TO FINANCIAL STATEMENTS

SERVICING AGREEMENT

      The Trust's board of trustees has approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins, under which the officers of the Underlying Funds would determine monthly whether the expenses of a Portfolio with respect to its investment in an Underlying Fund are greater than the estimated savings to the Underlying Fund from the operation of the Portfolio. If the aggregate financial benefits to the Underlying Fund equal or exceed the administrative expenses of a Portfolio, there would be a reimbursement to the Portfolio under the Servicing Agreement. The expenses of the Portfolios would be passed through to the Underlying Funds in proportion to the average daily value of each Underlying Fund's shares held by each Portfolio, provided further that no Underlying Fund would bear such expenses in excess of the estimated savings to it. For the year ended May 31, 1999, the Underlying Funds owed $12,252, $16,753 and $883, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the reimbursement of other expenses.

DISTRIBUTION PLANS

      Mitchell Hutchins is the distributor of each Portfolio's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, and Class C shares, each Portfolio pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B, and Class C shares. The Aggressive Portfolio and Moderate Portfolio each pay Mitchell Hutchins monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares while the Conservative Portfolio pays monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. There is no distribution plan with respect to the Portfolios' Class Y shares.

      Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B, and Class C shares. Mitchell Hutchins has informed each Portfolio that for the year ended May 31, 1999, it earned $52,015, $55,944 and $19,995 in sales charges for the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

      PaineWebber provides transfer agency related services to each Portfolio pursuant to a delegation of authority from PFPC, Inc., the Portfolios' transfer agent, and is compensated for these services by PFPC, Inc. For the year ended May 31, 1999, PaineWebber received from PFPC, Inc., approximately 39%, 32% and 14% of the total transfer agency and related services fees collected by PFPC, Inc. from the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively.

INVESTMENTS IN SECURITIES

      At May 31, 1999, the cost of securities owned for federal income tax purposes for the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio was $6,377,417, $14,500,368 and $4,592,593, respectively.

      At May 31, 1999, the components of net unrealized depreciation for federal income tax purposes were as follows:

                                                                             Aggressive        Moderate     Conservative
                                                                              Portfolio       Portfolio       Portfolio
                                                                             ----------      ----------     ------------
Gross appreciation (investments having an excess of value over cost) ...     $   34,155      $  202,507      $   33,217
Gross depreciation (investments having an excess of cost over value) ...       (431,168)       (350,666)        (87,220)
                                                                             ----------      ----------      ----------
Net depreciation of investments ........................................     $ (397,013)     $ (148,159)     $  (54,003)
                                                                             ==========      ==========      ==========

NOTES TO FINANCIAL STATEMENTS

      For the year ended May 31, 1999, total aggregate purchases and sales of portfolio securities (Underlying Funds), excluding short-term securities, were as follows:

                                   Aggressive         Moderate      Conservative
                                    Portfolio        Portfolio        Portfolio
                                   ----------      -----------       ----------
Purchases ..................       $7,197,744      $16,491,792       $4,588,376
Sales ......................        5,847,113        9,578,724        3,012,765

FEDERAL INCOME TAX STATUS

      Each Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code to qualify for treatment as a regulated investment company. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income and capital gains, if any, each Portfolio intends not to be subject to a federal excise tax.

      For the year ended May 31, 1999, the reclassifications arising from permanent "book/tax" differences resulting in increases (decreases) to the components of net assets were as follows:

                                               Undistributed
                                                    Net            Accumulated
                                                 Investment        Net Realized
                                                   Income             Losses
                                               -------------       ------------
Aggressive Portfolio ....................       $    (12,588)      $     12,588
Moderate Portfolio ......................                (45)                45

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                  Class A                  Class B                  Class C             Class Y
                                          ----------------------    ---------------------    ---------------------  ---------------
                                           Shares       Amount       Shares      Amount       Shares      Amount    Shares   Amount
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Aggressive Portfolio
For the Year Ended
May 31, 1999
Shares sold ............................   131,503   $ 1,648,007    112,207   $ 1,379,469    105,158   $ 1,296,688       1   $   11
Shares repurchased .....................  (129,313)   (1,602,269)   (61,026)     (743,530)   (73,010)     (878,855)     (1)     (11)
Dividends reinvested ...................     2,276        29,091      2,213        28,210      1,912        24,415      14      184
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Net increase ...........................     4,466   $    74,829     53,394   $   664,149     34,060   $   442,248      14   $  184
                                          ========   ===========    =======   ===========    =======   ===========  ======   ======

                                                  Class A                  Class B                  Class C             Class Y
                                          ----------------------    ---------------------    ---------------------  ---------------
                                           Shares       Amount       Shares      Amount       Shares      Amount    Shares   Amount
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Aggressive Portfolio
For the Period February 24, 1998+
through May 31, 1998
Shares sold ............................   145,085   $ 1,900,691    120,084   $ 1,581,786    182,148   $ 2,386,777      --       --
Shares repurchased .....................   (20,973)     (272,878)    (9,788)     (129,843)   (24,921)     (325,400)     --       --
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Net increase ...........................   124,112   $ 1,627,813    110,296   $ 1,451,943    157,227   $ 2,061,377      --       --
                                          ========   ===========    =======   ===========    =======   ===========  ======   ======

                                                  Class A                  Class B                  Class C             Class Y
                                          ----------------------    ---------------------    ---------------------  ---------------
                                           Shares       Amount       Shares      Amount       Shares      Amount    Shares   Amount
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Moderate Portfolio
For the Year Ended
May 31, 1999
Shares sold ............................   201,283   $ 2,542,864    417,744   $ 5,149,164    288,401   $ 3,662,096       5   $   62
Shares repurchased .....................  (167,947)   (2,126,200)  (142,121)   (1,794,226)   (61,129)     (763,387)     --       --
Dividends reinvested ...................     3,981        49,989      8,999       113,772      6,338        79,905      24      303
Shares converted from Class B to
  Class A ..............................     2,340        30,344     (2,345)      (30,344)        --            --      --       --
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Net increase ...........................    39,657   $   496,997    282,277   $ 3,438,366    233,610   $ 2,978,614      29   $  365
                                          ========   ===========    =======   ===========    =======   ===========  ======   ======

                                                  Class A                  Class B                  Class C             Class Y
                                          ----------------------    ---------------------    ---------------------  ---------------
                                           Shares       Amount       Shares      Amount       Shares      Amount    Shares   Amount
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Moderate Portfolio
For the Period February 24, 1998+
through May 31, 1998
Shares sold ............................   158,341   $ 2,042,155    244,089   $ 3,131,455    251,127   $ 3,252,346     155   $1,969
Shares repurchased .....................   (30,428)     (393,832)   (14,909)     (190,950)   (34,795)     (454,665)     --       --
Shares converted from Class B to
  Class A ..............................       882        11,578       (882)      (11,578)        --            --      --       --
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Net increase ...........................   128,795   $ 1,659,901    228,298   $ 2,928,927    216,332   $ 2,797,681     155   $1,969
                                          ========   ===========    =======   ===========    =======   ===========  ======   ======

----------
+ Commencement of operations.

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST (concluded)

                                                  Class A                  Class B                  Class C             Class Y
                                          ----------------------    ---------------------    ---------------------  ---------------
                                           Shares       Amount       Shares      Amount       Shares      Amount    Shares   Amount
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Conservative Portfolio
For the Year Ended
May 31, 1999
Shares sold ............................    50,680   $   662,574    138,571   $ 1,778,732     47,290   $   611,578      --   $   --
Shares repurchased .....................   (38,633)     (504,880)   (26,123)     (336,062)   (22,943)     (296,254)     --       --
Dividends reinvested ...................     1,096        14,233      5,627        72,903      1,332        17,302      17      224
Shares converted from Class B to
  Class A ..............................     1,654        21,412     (1,660)      (21,412)        --            --      --       --
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Net increase ...........................    14,797   $   193,339    116,415   $ 1,494,161     25,679   $   332,626      17   $  224
                                          ========   ===========    =======   ===========    =======   ===========  ======   ======

                                                  Class A                  Class B                  Class C             Class Y
                                          ----------------------    ---------------------    ---------------------  ---------------
                                           Shares       Amount       Shares      Amount       Shares      Amount    Shares   Amount
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Conservative Portfolio
For the Period February 24, 1998+
through May 31, 1998
Shares sold ............................    40,074   $   508,222    139,078   $ 1,765,172     37,473   $   475,994      --       --
Shares repurchased .....................        --            --     (9,171)     (117,062)        --            --      --       --
                                          --------   -----------    -------   -----------    -------   -----------  ------   ------
Net increase ...........................    40,074   $   508,222    129,907   $ 1,648,110     37,473   $   475,994      --       --
                                          ========   ===========    =======   ===========    =======   ===========  ======   ======

----------
+ Commencement of operations.

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                        Class A                            Class B
                                              ---------------------------        ---------------------------
                                                               For the                             For the
                                                                Period                              Period
                                                For the       February 24,         For the       February 24,
                                                 Year            1998+              Year             1998+
                                                 Ended          through             Ended           through
                                                May 31,         May 31,            May 31,          May 31,
                                                 1999            1998               1999             1998
                                              ----------      -----------        ----------      -----------
Net asset value, beginning of period ....     $    12.98       $    12.50        $    12.96       $    12.50
                                              ----------       ----------        ----------       ----------
Net investment income ...................           0.19             0.03              0.09             0.01
Net realized and unrealized gains
   (losses) from investments ............          (0.39)            0.45             (0.39)            0.45
                                              ----------       ----------        ----------       ----------
Net increase (decrease) from investment..
   operations ...........................          (0.20)            0.48             (0.30)            0.46
                                              ----------       ----------        ----------       ----------
Dividends from net investment income ....          (0.15)              --             (0.10)              --
Distributions from net realized gains
   from investment transactions .........          (0.06)              --             (0.06)              --
                                              ----------       ----------        ----------       ----------
Total dividends and distributions
   to shareholders ......................          (0.21)              --             (0.16)              --
                                              ----------       ----------        ----------       ----------
Net asset value, end of period ..........     $    12.57       $    12.98        $    12.50       $    12.96
                                              ==========       ==========        ==========       ==========
Total investment return(1) ..............          (1.57)%           3.84%            (2.32)%           3.68%
                                              ==========       ==========        ==========       ==========
Ratios/Supplemental data:
Net assets, end of period (000's) .......     $    1,626       $    1,622        $    2,057       $    1,440
Expenses to average net assets,
   net of waivers and reimbursements
   from adviser and Underlying Funds ....           0.25%            0.25%*            1.00%            1.00%*
Expenses to average net assets,
   before waivers and reimbursements
   from adviser and Underlying Funds ....           4.54%            3.98%*            5.29%            4.80%*
Net investment income to average
   net assets, net of waivers and
   reimbursements from adviser
   and Underlying Funds .................           1.65%            1.49%*            0.87%            0.70%*
Net investment loss to average
   net assets, before waivers and
   reimbursements from adviser
   and Underlying Funds .................          (2.64)%          (2.24)%*          (3.42)%          (3.10)%*
Portfolio turnover rate .................            104%               6%              104%               6%

                                                        Class C                           Class Y
                                              ---------------------------        ---------------------------
                                                                For the                            For the
                                                                 Period                             Period
                                               For the        February 24,        For the        February 24,
                                                 Year             1998+             Year             1998+
                                                Ended            through            Ended           through
                                                May 31,          May 31,           May 31,          May 31,
                                                 1999             1998              1999             1998
                                              ----------      -----------        ----------      -----------
Net asset value, beginning of period ....     $    12.96       $    12.50        $    12.99       $    12.50
                                              ----------       ----------        ----------       ----------
Net investment income ...................           0.10             0.01              0.23             0.05
Net realized and unrealized gains
   (losses) from investments ............          (0.40)            0.45             (0.40)            0.44
                                              ----------       ----------        ----------       ----------
Net increase (decrease) from investment..
   operations ...........................          (0.30)            0.46             (0.17)            0.49
                                              ----------       ----------        ----------       ----------
Dividends from net investment income ....          (0.08)              --             (0.17)              --
Distributions from net realized gains
   from investment transactions .........          (0.06)              --             (0.06)              --
                                              ----------       ----------        ----------       ----------
Total dividends and distributions
   to shareholders ......................          (0.14)              --             (0.23)              --
                                              ----------       ----------        ----------       ----------
Net asset value, end of period ..........     $    12.52       $    12.96        $    12.59       $    12.99
                                              ==========       ==========        ==========       ==========
Total investment return(1) ..............          (2.32)%           3.68%            (1.33)%           3.92%
                                              ==========       ==========        ==========       ==========
Ratios/Supplemental data:
Net assets, end of period (000's) .......     $    2,406       $    2,048        $       10       $       10
Expenses to average net assets,
   net of waivers and reimbursements
   from adviser and Underlying Funds ....           1.00%            1.00%*            0.00%            0.00%*
Expenses to average net assets,
   before waivers and reimbursements
   from adviser and Underlying Funds ....           5.29%            4.55%*            4.29%            3.76%*
Net investment income to average
   net assets, net of waivers and
   reimbursements from adviser
   and Underlying Funds .................           0.81%            0.69%*            1.86%            1.57%*
Net investment loss to average
   net assets, before waivers and
   reimbursements from adviser
   and Underlying Funds .................          (3.48)%          (2.86)%*          (2.43)%          (2.19)%*
Portfolio turnover rate .................            104%               6%              104%               6%

----------
+     Commencement of issuance of shares.

*     Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.

MITCHELL HUTCHINS MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                            Class A                         Class B
                                                  ---------------------------     --------------------------
                                                                  For the                          For the
                                                                   Period                           Period
                                                   For the       February 24,      For the       February 24,
                                                    Year            1998+           Year             1998+
                                                    Ended          through          Ended           through
                                                   May 31,         May 31,         May 31,          May 31,
                                                    1999            1998            1999             1998
                                                  ---------      -----------      ---------      -----------
Net asset value, beginning of period ........     $   12.93       $   12.50       $   12.90       $   12.50
                                                  ---------       ---------       ---------       ---------
Net investment income .......................          0.31            0.06            0.21            0.04
Net realized and unrealized gains
   (losses) from investments ................         (0.08)           0.37           (0.07)           0.36
                                                  ---------       ---------       ---------       ---------
Total increase from investment
   operations ...............................          0.23            0.43            0.14            0.40
                                                  ---------       ---------       ---------       ---------
Dividends from net investment income ........         (0.29)             --           (0.21)             --
Distributions from net realized gains from
   investment transactions ..................         (0.06)             --           (0.06)             --
                                                  ---------       ---------       ---------       ---------
Total dividends and distributions
   to shareholders ..........................         (0.35)             --           (0.27)             --
                                                  ---------       ---------       ---------       ---------
Net asset value, end of period ..............     $   12.81       $   12.93       $   12.77       $   12.90
                                                  =========       =========       =========       =========
Total investment return(1) ..................          1.85%           3.44%           1.14%           3.20%
                                                  =========       =========       =========       =========
Ratios/Supplemental data:
Net assets, end of period (000's) ...........     $   2,169       $   1,676       $   6,532       $   2,956
Expenses to average net assets,
   net of waivers and reimbursements
   from adviser and Underlying Funds ........          0.25%           0.25%*          1.00%           1.00%*
Expenses to average net assets,
   before waivers and reimbursements
   from adviser and Underlying Funds ........          2.66%           2.78%*          3.41%           3.57%*
Net investment income to average
   net assets, net of waivers and
   reimbursements from adviser
   and Underlying Funds .....................          2.61%           2.63%*          1.86%           1.87%*
Net investment income (loss) to average
   net assets, before waivers and
   reimbursements from adviser
   and Underlying Funds .....................          0.20%           0.10%*         (0.55)%         (0.70)%*
Portfolio turnover rate .....................            88%             13%             88%             13%

                                                                Class C                          Class Y
                                                      --------------------------       --------------------------
                                                                       For the                          For the
                                                                        Period                           Period
                                                       For the       February 24,       For the       February 24,
                                                         Year            1998+            Year            1998+
                                                        Ended           through           Ended          through
                                                        May 31,         May 31,          May 31,         May 31,
                                                         1999            1998             1999            1998
                                                      ---------      -----------       ---------      -----------
Net asset value, beginning of period ........         $   12.90       $   12.50        $   12.94       $   12.50
                                                      ---------       ---------        ---------       ---------
Net investment income .......................              0.21            0.04             0.36            0.09
Net realized and unrealized gains
   (losses) from investments ................             (0.07)           0.36            (0.10)           0.35
                                                      ---------       ---------        ---------       ---------
Total increase from investment
   operations ...............................              0.14            0.40             0.26            0.44
                                                      ---------       ---------        ---------       ---------
Dividends from net investment income ........             (0.21)             --            (0.32)             --
Distributions from net realized gains from
   investment transactions ..................             (0.06)             --            (0.06)             --
                                                      ---------       ---------        ---------       ---------
Total dividends and distributions
   to shareholders ..........................             (0.27)             --            (0.38)             --
                                                      ---------       ---------        ---------       ---------
Net asset value, end of period ..............         $   12.77       $   12.90        $   12.82       $   12.94
                                                      =========       =========        =========       =========
Total investment return(1) ..................              1.11%           3.20%            2.08%           3.52%
                                                      =========       =========        =========       =========
Ratios/Supplemental data:
Net assets, end of period (000's) ...........         $   5,758       $   2,801        $      13       $      12
Expenses to average net assets,
   net of waivers and reimbursements
   from adviser and Underlying Funds ........              1.00%           1.00%*           0.00%           0.00%*
Expenses to average net assets,
   before waivers and reimbursements
   from adviser and Underlying Funds ........              3.41%           3.29%*           2.41%           2.59%*
Net investment income to average
   net assets, net of waivers and
   reimbursements from adviser
   and Underlying Funds .....................              1.85%           1.92%*           2.88%           2.76%*
Net investment income (loss) to average
   net assets, before waivers and
   reimbursements from adviser
   and Underlying Funds .....................             (0.56)%         (0.37)%*          0.47%           0.17%*
Portfolio turnover rate .....................                88%             13%              88%             13%

----------
+     Commencement of issuance of shares.

*     Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                       Class A                           Class B
                                             --------------------------       --------------------------
                                                             For the                           For the
                                                              Period                            Period
                                              For the       February 24,        For the      February 24,
                                               Year            1998+             Year            1998+
                                               Ended          through            Ended          through
                                              May 31,         May 31,           May 31,         May 31,
                                               1999            1998              1999            1998
                                             ---------      -----------       ---------      -----------
Net asset value, beginning of period ...     $   12.81       $   12.50        $   12.79       $   12.50
                                             ---------       ---------        ---------       ---------
Net investment income ..................          0.52            0.10             0.40            0.07
Net realized and unrealized gains
   from investments ....................          0.16            0.21             0.17            0.22
                                             ---------       ---------        ---------       ---------
Net increase from investment
   operations ..........................          0.68            0.31             0.57            0.29
                                             ---------       ---------        ---------       ---------
Dividends from net investment income ...         (0.47)             --            (0.39)             --
Distributions from net realized gains
   from investment transactions ........         (0.05)             --            (0.05)             --
                                             ---------       ---------        ---------       ---------
Total dividends and distributions
   to shareholders .....................         (0.52)             --            (0.44)             --
                                             ---------       ---------        ---------       ---------
Net asset value, end of period .........     $   12.97       $   12.81        $   12.92       $   12.79
                                             =========       =========        =========       =========
Total investment return(1) .............          5.38%           2.48%            4.51%           2.32%
                                             =========       =========        =========       =========
Ratios/Supplemental data:
Net assets, end of period (000's) ......     $     717       $     519        $   3,189       $   1,667
Expenses to average net assets,
   net of waivers and reimbursements
   from adviser and Underlying Funds ...          0.25%           0.25%*           1.00%           1.00%*
Expenses to average net assets,
   before waivers and reimbursements
   from adviser and Underlying Funds ...          6.05%           6.43%*           6.80%           7.13%*
Net investment income to average
   net assets, net of waivers and
   reimbursements from adviser
   and Underlying Funds ................          4.11%           4.66%*           3.37%           3.92%*
Net investment loss to average
   net assets, before waivers and
   reimbursements from adviser
   and Underlying Funds ................         (1.69)%         (1.52)%*         (2.43)%         (2.21)%*
Portfolio turnover rate ................            83%             11%              83%             11%

                                                       Class C                         Class Y
                                             ---------------------------      --------------------------
                                                              For the                          For the
                                                               Period                           Period
                                              For the       February 24,       For the       February 24,
                                                Year            1998+            Year            1998+
                                               Ended           through           Ended          through
                                               May 31,         May 31,          May 31,         May 31,
                                                1999            1998             1999            1998
                                             ---------      -----------       ---------      -----------
Net asset value, beginning of period ...     $   12.80       $   12.50        $   12.82       $   12.50
                                             ---------       ---------        ---------       ---------
Net investment income ..................          0.44            0.08             0.56            0.16
Net realized and unrealized gains
   from investments ....................          0.17            0.22             0.15            0.16
                                             ---------       ---------        ---------       ---------
Net increase from investment
   operations ..........................          0.61            0.30             0.71            0.32
                                             ---------       ---------        ---------       ---------
Dividends from net investment income ...         (0.42)             --            (0.50)             --
Distributions from net realized gains
   from investment transactions ........         (0.05)             --            (0.05)             --
                                             ---------       ---------        ---------       ---------
Total dividends and distributions
   to shareholders .....................         (0.47)             --            (0.55)             --
                                             ---------       ---------        ---------       ---------
Net asset value, end of period .........     $   12.94       $   12.80        $   12.98       $   12.82
                                             =========       =========        =========       =========
Total investment return(1) .............          4.77%           2.40%            5.61%           2.56%
                                             =========       =========        =========       =========
Ratios/Supplemental data:
Net assets, end of period (000's) ......     $     823       $     485        $       5       $       5
Expenses to average net assets,
   net of waivers and reimbursements
   from adviser and Underlying Funds ...          0.75%           0.75%*           0.00%           0.00%*
Expenses to average net assets,
   before waivers and reimbursements
   from adviser and Underlying Funds ...          6.55%           6.99%*           5.80%           6.19%*
Net investment income to average
   net assets, net of waivers and
   reimbursements from adviser
   and Underlying Funds ................          3.63%           4.23%*           4.40%           4.75%*
Net investment loss to average
   net assets, before waivers and
   reimbursements from adviser
   and Underlying Funds ................         (2.17)%         (2.00)%*         (1.40)%         (1.43)%*
Portfolio turnover rate ................            83%             11%              83%             11%

----------
+     Commencement of issuance of shares.

*     Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.

MITCHELL HUTCHINS PORTFOLIOS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Trustees and Shareholders
Mitchell Hutchins Portfolios

      We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Mitchell Hutchins Portfolios (comprising, respectively, the Mitchell Hutchins Aggressive Portfolio, Mitchell Hutchins Moderate Portfolio and Mitchell Hutchins Conservative Portfolio) (collectively the "Portfolios") as of May 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended May 31, 1999 and the period from February 24, 1998 to May 31, 1998. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Mitchell Hutchins Portfolios as of May 31, 1999, and the results of their operations for the year then ended, and the changes in net assets and financial highlights for the year ended May 31, 1999 and the period from February 24, 1998 to May 31, 1998 in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

New York, New York
July 16, 1999

TAX INFORMATION (UNAUDITED)

      We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Portfolio's fiscal year end (May 31, 1999) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Portfolios were derived from the following sources:

                                                                          Aggressive     Moderate     Conservative
Per Share Data:                                                            Portfolio     Portfolio     Portfolio
                                                                          ----------     ---------    ------------
Net investment income*
    Class A ............................................................    $ 0.2097      $ 0.3489      $ 0.5220
    Class B ............................................................      0.1627        0.2713        0.4418
    Class C ............................................................      0.1420        0.2678        0.4652
    Class Y ............................................................      0.2305        0.3778        0.5519
    Percentage of ordinary income dividends qualifying for the dividends
        received deduction available to corporate shareholders .........       81.67%        77.08%        84.48%

----------
*     Taxable as ordinary income.

      Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

      Since each Portfolio's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1999. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Portfolios.

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

================================================================================

TRUSTEES

E. Garrett Bewkes, Jr.             Mary C. Farrell
Chairman
                                   Meyer Feldberg

Margo N. Alexander                 George W. Gowen

Richard Q. Armstrong               Frederic V. Malek

Richard R. Burt                    Carl W. Schafer

                                   Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander                 T. Kirkham Barneby
President                          Vice President

Victoria E. Schonfeld              Dennis McCauley
Vice President                     Vice President

Dianne E. O'Donnell                Mark A. Tincher
Vice President and Secretary       Vice President

Paul H. Schubert
Vice President and Treasurer

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

This report is not to be used in conjunction with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

o High Income Fund

o Investment Grade Income Fund

o Low Duration U.S. Government Income Fund

o Strategic Income Fund

o U.S. Government Income Fund

TAX-FREE BOND FUNDS

o California Tax-Free Income Fund

o Municipal High Income Fund

o National Tax-Free Income Fund

o New York Tax-Free Income Fund

STOCK FUNDS

o Financial Services Growth Fund

o Growth Fund

o Growth and Income Fund

o Mid Cap Fund

o Small Cap Fund

o S&P 500 Index Fund

o Tax-Managed Equity Fund

o Utility Income Fund

ASSET ALLOCATION FUNDS

o Balanced Fund

o Tactical Allocation Fund

GLOBAL FUNDS

o Asia Pacific Growth Fund

o Emerging Markets Equity Fund

o Global Equity Fund

o Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

o Aggressive Portfolio

o Moderate Portfolio

o Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                  PaineWebber

                        (c)1999 PaineWebber Incorporated

                                   Member SIPC